Expense Example - T. Rowe Price Spectrum International Equity Fund - T. Rowe Price Spectrum International Equity Fund	May 01, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,096